Pensions and other post-retirement benefit obligations	6 Months Ended
Jun. 30, 2022
Post-retirement and other defined benefit schemes
Pensions and other post-retirement benefit obligations

Note 5: Pensions and other post-retirement benefit obligations

The net pensions and other post-retirement benefit obligations position, as recorded under IAS 19, at 30 June 2022 was a liability of $1,136m (31 December 2021: $2,454m liability). Pension schemes in a net surplus position at 30 June 2022 totalled $174m (31 December 2021: $nil) and are recorded within Other receivables in non-current assets. Pension schemes in a net deficit position at 30 June 2022 totalled $1,310m (31 December 2021: $2,454m) and are recorded within Retirement benefit obligations in non-current liabilities.

The decrease in the net liability of $1,318m is driven by actuarial gains of $1,031m that have been reflected within the Condensed consolidated statement of comprehensive income.

Changes in actuarial assumptions, primarily movements in discount rates, led to a decrease in the net liability in the half of $2,599m (a decrease in UK, Sweden, US and German liabilities of $1,698m, $518m, $221m and $162m respectively), which reflected increases in corporate bond yields. These movements were partially offset by decreases in the pension fund asset values in the half of $1,563m and experience losses of $5m.